Outstanding Prepayments To Individual Suppliers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Supplier A
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 4,746	$ 0
Supplier B
Concentration Risk [Line Items]
Prepayments to suppliers, net	4,233	18,126
Supplier C
Concentration Risk [Line Items]
Prepayments to suppliers, net	3,589	0
Supplier D
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 25	$ 60,826